Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

The accrued expenses consisted of:
	As of December 31, 2018	As of December 31, 2019

Accrued payroll expenses	93,404	231,093
Accrued interest expense	565,623	590,216
Accrued general and administrative expenses	348,761	111,720
Accrued commissions	39,545	67,682
Other accrued expenses	254,472	724,610
Total	1,301,805	1,725,321